Pacer US Small Cap Cash Cows Growth Leaders ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 3.6%
Cable One, Inc. (a)	288	$36,858
Cargurus, Inc. (b)	3,865	126,849
Cars.com, Inc. (b)	4,826	62,111
TEGNA, Inc.	9,355	156,229
Yelp, Inc. (b)	6,069	208,956
Ziff Davis, Inc. (b)	1,729	53,806
		644,809

Consumer Discretionary - 11.3%
Adtalem Global Education, Inc. (b)	3,825	437,083
Buckle, Inc.	2,656	131,127
Etsy, Inc. (a)(b)	3,948	230,050
Frontdoor, Inc. (b)	3,204	187,434
Kontoor Brands, Inc.	1,407	78,313
Monarch Casino & Resort, Inc. (a)	2,582	265,843
Perdoceo Education Corp.	11,018	317,098
Stride, Inc. (a)(b)	3,143	403,027
		2,049,975

Consumer Staples - 5.7%
Cal-Maine Foods, Inc. (a)	2,133	237,062
Interparfums, Inc.	1,539	185,603
National Beverage Corp. (b)	3,746	171,642
Simply Good Foods Co. (b)	4,350	132,501
Tootsie Roll Industries, Inc.	8,337	316,222
		1,043,030

Energy - 4.8%
Cactus, Inc. - Class A	1,269	53,691
California Resources Corp.	1,843	88,796
Crescent Energy Co. - Class A	5,585	51,606
Dorian LPG Ltd.	5,784	166,521
Innovex International, Inc. (b)	7,733	126,976
International Seaways, Inc.	4,688	187,051
Magnolia Oil & Gas Corp. - Class A (a)	3,965	94,446
Tidewater, Inc. (b)	1,940	97,020
		866,107

Health Care - 24.3%
ADMA Biologics, Inc. (b)	9,980	186,626
Alkermes PLC (b)	8,263	218,887
Amphastar Pharmaceuticals, Inc. (b)	2,136	44,749
Avanos Medical, Inc. (b)	5,558	62,083
Catalyst Pharmaceuticals, Inc. (b)	12,318	262,743
Certara, Inc. (b)	20,306	199,811
Collegium Pharmaceutical, Inc. (b)	6,516	194,568
CONMED Corp.	1,741	89,052
Corcept Therapeutics, Inc. (b)	5,850	392,944
Dynavax Technologies Corp. (b)	8,910	97,832
Harmony Biosciences Holdings, Inc. (b)	6,445	226,735
HealthStream, Inc.	4,731	123,763
Innoviva, Inc. (b)	10,753	195,382
Krystal Biotech, Inc. (b)	470	72,319
LeMaitre Vascular, Inc.	1,156	93,913
Ligand Pharmaceuticals, Inc. (b)	1,120	147,370
Merit Medical Systems, Inc. (b)	1,800	152,748
Mesa Laboratories, Inc.	1,400	107,072
Pacira BioSciences, Inc. (b)	21,173	446,538
Premier, Inc. (a)	9,660	207,497
Prestige Brands Holdings, Inc. (b)	2,638	195,080
Progyny, Inc. (b)	20,460	481,015
Supernus Pharmaceuticals, Inc. (b)	4,381	153,773
Teleflex, Inc.	532	63,574
		4,416,074

Industrials - 23.9%
Alamo Group, Inc.	990	220,354
Armstrong World Industries, Inc.	1,330	250,266
Brady Corp. - Class A	2,602	183,623
CSG Systems International, Inc.	5,253	328,102
CSW Industrials, Inc.	281	72,914
Enerpac Tool Group Corp.	3,617	139,291
Enpro, Inc.	1,086	230,677
Hayward Holdings, Inc. (b)	10,124	155,707
Kadant, Inc. (a)	290	96,503
Lindsay Corp.	1,816	247,902
Matson, Inc.	750	80,085
Mercury Systems, Inc. (b)	6,169	324,428
Mueller Water Products, Inc. - Class A	8,831	218,656
OPENLANE, Inc. (b)	12,742	313,963
Proto Labs, Inc. (b)	4,194	180,845
Sterling Infrastructure, Inc. (a)(b)	969	259,295
Verra Mobility Corp. (b)	9,013	227,668
Vicor Corp. (b)	2,626	116,700
Worthington Industries, Inc.	7,763	481,073
Zurn Elkay Water Solutions Corp.	4,656	206,028
		4,334,080

Information Technology - 24.1%
A10 Networks, Inc.	12,612	232,313
ACI Worldwide, Inc. (b)	2,480	105,549
Adeia, Inc.	19,163	248,161
Agilysys, Inc. (b)	924	105,410
Alarm.com Holdings, Inc. (b)	2,620	143,131
Axcelis Technologies, Inc. (b)	1,395	94,428
Badger Meter, Inc. (a)	1,224	231,042
BlackLine, Inc. (b)	2,962	159,296
Box, Inc. - Class A (a)(b)	7,295	234,169
Clear Secure, Inc. - Class A	7,814	229,810
CTS Corp.	2,078	81,437
Digi International, Inc. (b)	6,120	199,573
DoubleVerify Holdings, Inc. (b)	4,882	74,792
ePlus, Inc. (b)	2,164	140,184
Harmonic, Inc. (b)	8,632	73,458
Impinj, Inc. (b)	557	86,101
InterDigital, Inc. (a)	1,267	327,139
Knowles Corp. (b)	7,568	153,706
Kulicke & Soffa Industries, Inc.	2,021	66,208
LiveRamp Holdings, Inc. (b)	8,218	269,715
N-able, Inc. (b)	11,195	90,456
NetScout Systems, Inc. (b)	10,337	221,418
Progress Software Corp.	2,538	122,027
Qorvo, Inc. (a)(b)	3,436	287,250
Sprinklr, Inc. - Class A (b)	28,893	260,326
SPS Commerce, Inc. (b)	612	66,625
Teradata Corp. (b)	3,635	76,081
		4,379,805

Materials - 0.9%
Balchem Corp.	1,066	162,533

Utilities - 1.4%
Clearway Energy, Inc. - Class C	7,595	247,825
TOTAL COMMON STOCKS (Cost $17,569,258)		18,144,238

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC, - 4.58%(c)	2,303,837	2,303,837
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,303,837)		2,303,837

TOTAL INVESTMENTS - 112.7% (Cost $19,873,095)		20,448,075
Liabilities in Excess of Other Assets - (12.7)%		(2,301,812)
TOTAL NET ASSETS - 100.0%		$18,146,263
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $2,233,585.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer US Small Cap Cash Cows Growth Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$18,144,238	$–	$–	$18,144,238
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	2,303,837
Total Investments	$18,144,238	$–	$–	$20,448,075

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,303,837 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.